Statements of Temporary Equity and Shareholders’ Equity (Deficit) - USD ($) $ in Thousands	Convertible Preferred Shares	Ordinary Shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 34,012		$ 754	$ (42,815)	$ (42,061)
Balance (in Shares) at Dec. 31, 2022	2,515,267	162,198
2021 Notes conversion into preferred D-2 shares	$ 1,086
2021 Notes conversion into preferred D-2 shares (in shares)	88,385
Issuance of warrants			288		288
Net Income (Loss)				(4,132)	(4,132)
Balance at Dec. 31, 2023	$ 35,098		1,042	(46,947)	(45,905)
Balance (in shares) at Dec. 31, 2023	2,603,652	162,198
Net Income (Loss)				4,801	4,801
Balance at Dec. 31, 2024	$ 35,098		1,042	(42,146)	(41,104)
Balance (in shares) at Dec. 31, 2024	2,603,652	162,198
Share based payment			7,042		7,042
Conversion of convertible notes into ordinary shares (see Note 6)			9,308		9,308
Conversion of convertible notes into ordinary shares (see Note 6) (in shares)		1,163,528
Conversion of preferred shares into ordinary shares (see note 10)	$ (35,098)		35,098		35,098
Conversion of convertible notes into ordinary shares (see Note 6)	(2,603,652)	2,603,652
Issuance of ordinary shares and warrants in an initial public offering, net			8,048		8,048
Issuance of ordinary shares and warrants in an initial public offering, net		1,250,000
Net Income (Loss)				(13,648)	(13,648)
Balance at Dec. 31, 2025			$ 60,538	$ (55,794)	$ 4,744
Balance (in shares) at Dec. 31, 2025		5,179,378